CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 396,082	$ 378,102
Available for sale investments	1,955	1,954
Accounts receivable, net of allowance for credit losses	1,862,468	1,790,322
Unbilled revenue	993,141	951,936
Other receivables	76,638	65,797
Prepayments and other current assets	149,127	132,105
Income taxes receivable	75,544	91,254
Total current assets	3,554,955	3,411,470
Non-current assets:
Property, plant and equipment	353,302	361,184
Goodwill	9,018,301	9,022,075
Intangible assets	3,748,939	3,855,865
Operating right-of-use assets	159,620	140,333
Other receivables	87,193	78,470
Deferred tax asset	74,777	73,662
Investments in equity- long term	51,164	46,804
Total Assets	17,048,251	16,989,863
Current liabilities:
Accounts payable	113,579	131,584
Unearned revenue	1,709,938	1,654,507
Other liabilities	1,000,760	915,399
Income taxes payable	41,905	13,968
Current bank credit lines and loan facilities	79,762	110,150
Total current liabilities	2,945,944	2,825,608
Non-current liabilities:
Non-current bank credit lines and loan facilities	3,419,734	3,665,439
Lease liabilities	145,542	126,321
Non-current other liabilities	45,988	45,998
Non-current income taxes payable	188,876	186,654
Deferred tax liability	869,520	899,100
Commitments and contingencies	0	0
Total Liabilities	7,615,604	7,749,120
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 82,683,805 shares issued and outstanding at March 31, 2024 and 82,495,086 shares issued and outstanding at December 31, 2023	6,711	6,699
Additional paid-in capital	6,970,079	6,942,669
Other undenominated capital	1,162	1,162
Accumulated other comprehensive loss	(166,462)	(143,506)
Retained earnings	2,621,157	2,433,719
Total Shareholders' Equity	9,432,647	9,240,743
Total Liabilities and Shareholders' Equity	$ 17,048,251	$ 16,989,863
Ordinary shares, shares outstanding (in shares)	82,683,805	82,495,086
Common Stock, Shares, Issued	82,683,805	82,495,086